Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Schedule of Revenue Disaggregation
Polestar Group disaggregates Revenue by major category based on the primary economic factors that may impact the nature, amount, timing, and uncertainty of Revenue and cash flows from these customer contracts as seen in the table below:

	For the year ended December 31,
	2023	2022	2021
		(Restated)	(Restated)
Sales of vehicles[1]	2,319,947	2,386,454	1,299,196
Sales of software and performance engineered kits	18,994	21,308	25,881
Sales of carbon credits	1,452	10,984	6,299
Vehicle leasing revenue	17,421	16,719	6,217
Other revenue	20,748	8,640	8,754
Total	$2,378,562	$2,444,105	$1,346,347
1 - Revenue related to sales of vehicles is inclusive of extended and connected services recognized over time.

Schedule of Contract Liabilities

	Sales generated obligation	Deferred revenue - extended service	Deferred revenue - connected services	Deferred revenue - operating leases & other	Total
Balance as of January 1, 2022 - (Restated)	20,050	21,830	17,120	16,693	75,693
Provided for during the year - (Restated)	70,896	31,648	16,058	18,902	137,504
Settled during the year - (Restated)	(77,667)	—	—	—	(77,667)
Released during the year - (Restated)	—	(12,807)	(2,889)	(22,512)	(38,208)
Effect of foreign currency exchange rate differences - (Restated)	(612)	(747)	(1,778)	(48)	(3,185)
Balance as of December 31, 2022 - (Restated)	$12,667	$39,924	$28,511	$13,035	$94,137

of which current - (Restated)	12,667	18,111	4,083	10,258	45,119
of which non-current - (Restated)	—	21,813	24,428	2,777	49,018

Provided for during the year	82,182	30,800	14,469	56,022	183,473
Settled during the year	(59,999)	—	—	—	(59,999)
Released during the year	—	(23,917)	(4,973)	(18,704)	(47,594)
Effect of foreign currency exchange rate differences	2,184	757	1,558	609	5,108
Balance as of December 31, 2023	$37,034	$47,564	$39,565	$50,962	$175,125
of which current	35,781	23,552	6,135	46,594	112,062
of which non-current	1,253	24,012	33,430	4,368	63,063